Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 11 – INCOME TAXES

The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

The effective tax rate for the nine-month periods ended September 30, 2014 differs from the statutory rate of 34% as a result of the state taxes (net of Federal benefit) and permanent differences.

The Company is subject to taxation in the United States and two state jurisdictions. The preparation of tax returns requires management to interpret the applicable tax laws and regulations in effect in such jurisdictions, which could affect the amount of tax paid by the Company. Management, in consultation with its tax advisors, files its tax returns based on interpretations that are believed to be reasonable under the circumstances. The income tax returns, however, are subject to routine reviews by the various taxing authorities. As part of these reviews, a taxing authority may disagree with respect to the tax positions taken by management (“uncertain tax positions”) and therefore may require the Company to pay additional taxes. Management evaluates the requirement for additional tax accruals, including interest and penalties, which the Company could incur as a result of the ultimate resolution of its uncertain tax positions. Management reviews and updates the accrual for uncertain tax positions as more definitive information becomes available from taxing authorities, completion of tax audits, expiration of statute of limitations, or upon occurrence of other events.

As of September 30, 2014, there was no liability for income tax associated with unrecognized tax benefits. The Company recognizes accrued interest related to unrecognized tax benefits as well as any related penalties in interest income or expense in its consolidated condensed statements of operations, which is consistent with the recognition of these items in prior reporting periods.

The federal and state income tax returns of the Company are subject to examination by the IRS and state taxing authorities, generally for three years after they were filed.

The Company’s valuation allowance is primarily related to its operating losses. The valuation allowance is determined in accordance with the provisions of ASC No. 740, Income Taxes, which requires an assessment of both negative and positive evidence when measuring the need for a valuation allowance. Based on the available objective evidence and the Company’s history of losses, management provides no assurance that the net deferred tax assets will be realized. As of September 30, 2014 and December 31, 2013, the Company has applied a valuation allowance against its deferred tax assets net of the expected income from the reversal of the deferred tax liabilities.

NOTE 11 – INCOME TAXES

The Company accounts for income taxes using the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

The income tax provision (benefit) is composed of the following at December 31:

	2013			2012
	Federal	State	Total	Federal	State	Total
Current	$-	$-	$-	$-	$-	$-
Deferred	-	-	-	-	-	-
			$-			$-

The following table presents a reconciliation of the statutory Federal rate and the Company’s effective tax rate for the years ended December 31:

	2013	2012
Tax provision (benefit) at Federal statutory rate	(34.00)%	(34.00)%
Accrued compensation	1.19%	9.82%
Accrued interest expense	0.34%	9.73%
Stock based compensation	0.08%	0.32%
Depreciation and amortization	(0.21)%	0.13%
Other	0.05%	0.05%
Change in valuation allowance	32.55%	13.96%
Effective tax rate	0.00%	0.00%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following table presents significant components of the Company’s deferred tax assets and liabilities for the years ended December 31:

	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$8,879,799	$7,695,899
Accrued compensation	1,720,775	1,662,473
Accrued interest	251,167	257,620
Credit carryforwards	124,525	124,525
Stock based compensation	611,380	802,512
Discount amortization	630,104	321,301
Amortization	53,595	41,895
Gross deferred tax assets	12,271,345	10,906,224
Less valuation allowance	(12,188,172)	(10,844,963)
Net deferred tax assets	83,173	61,261
Deferred tax liabilities:
Depreciation	(68,371)	(46,501)
Gain on sale of assets	(14,802)	(14,760)
Gross deferred tax liabilities	(83,173)	(61,261)
Net deferred tax assets	$-	$-

As of December 31, 2013, the Company had Federal net operating loss carryforward of $24,220,407. The net operating loss carryforward expires at various dates beginning in 2026 if not utilized. In addition, the Company had net operating losses for Hawaii income tax purposes of $20,776,118 as of December 31, 2013, which expire at various dates beginning in 2026 if not utilized. These amounts differ from the Company’s accumulated deficit due to permanent and temporary tax differences.

The Company’s valuation allowance was primarily related to the operating losses. The valuation allowance is determined in accordance with the provisions of ASC No. 740, Income Taxes, which requires an assessment of both negative and positive evidence when measuring the need for a valuation allowance. Based on the available objective evidence and the Company’s history of losses, management provides no assurance that the net deferred tax assets will be realized. As of December 31, 2013 and 2012, the Company has applied a valuation allowance against its deferred tax assets net of the expected income from the reversal of the deferred tax liabilities.

For tax years 2006 to 2010 the Company received an aggregate amount of cash totaling $1,506,596 representing federal and State of Hawaii tax credits in connection with qualified research expenditures incurred. The tax credits were created to encourage taxpayers to design, develop, and/or improve products, processes, techniques, formulas or software and intended to reward programs that pursue innovation in the State of Hawaii. The tax credits are reflected in the consolidated statements of operations.